United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6269

(Investment Company Act File Number)

Cash Trust Series II

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 05/31/2013

Date of Reporting Period: Quarter ended 02/28/2013

Item 1. Schedule of Investments

Federated Treasury Cash Series II
Portfolio of Investments
February 28, 2013 (unaudited)
Principal Amount			Value
		U.S. Treasury—13.9%
$1,000,000	[1]	United States Treasury Bills, 0.130%, 8/22/2013	$999,372
650,000		United States Treasury Notes, 0.125% - 3.125%, 9/30/2013	656,706
1,500,000		United States Treasury Notes, 0.500%, 10/15/2013	1,503,062
500,000		United States Treasury Notes, 0.500%, 11/15/2013	501,006
500,000		United States Treasury Notes, 0.750%, 9/15/2013	501,547
750,000		United States Treasury Notes, 1.000%, 7/15/2013	752,123
2,600,000		United States Treasury Notes, 1.125%, 6/15/2013	2,607,056
1,000,000		United States Treasury Notes, 1.375%, 3/15/2013	1,000,445
1,500,000		United States Treasury Notes, 1.375%, 5/15/2013	1,503,599
2,000,000		United States Treasury Notes, 1.750%, 4/15/2013	2,003,875
500,000		United States Treasury Notes, 2.500%, 3/31/2013	500,938
600,000		United States Treasury Notes, 2.750%, 10/31/2013	610,206
550,000		United States Treasury Notes, 3.125%, 8/31/2013	558,059
500,000		United States Treasury Notes, 3.375%, 6/30/2013	505,278
1,000,000		United States Treasury Notes, 3.375%, 7/31/2013	1,013,289
1,000,000		United States Treasury Notes, 4.250%, 8/15/2013	1,018,952
		TOTAL U.S. TREASURY	16,235,513
		Repurchase Agreements—86.9%
1,000,000	[2]	Interest in $470,000,000 joint repurchase agreement 0.14%, dated 1/15/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $470,113,322 on 3/18/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $479,483,995.	1,000,000
10,000,000		Interest in $885,000,000 joint repurchase agreement 0.16%, dated 2/28/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $885,003,933 on 3/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2016 and the market value of those underlying securities was $902,704,097.	10,000,000
2,000,000	[2]	Interest in $600,000,000 joint repurchase agreement 0.11%, dated 2/4/2013 under which Bank of Montreal will repurchase securities provided as collateral for $600,055,000 on 3/6/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2041 and the market value of those underlying securities was $612,046,831.	2,000,000
10,000,000		Interest in $500,000,000 joint repurchase agreement 0.16%, dated 2/28/2013 under which Bank of Montreal will repurchase securities provided as collateral for $500,002,222 on 3/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $510,002,343.	10,000,000
10,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.16%, dated 2/28/2013 under which Bank of Nova Scotia will repurchase securities provided as collateral for $1,500,006,667 on 3/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 1/31/2018 and the market value of those underlying securities was $1,530,006,804.	10,000,000
10,000,000		Interest in $1,800,000,000 joint repurchase agreement 0.16%, dated 2/28/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,800,008,000 on 3/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/28/2018 and the market value of those underlying securities was $1,835,422,485.	10,000,000
10,000,000		Interest in $200,000,000 joint repurchase agreement 0.16%, dated 2/28/2013 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $200,000,889 on 3/1/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 12/31/2015 and the market value of those underlying securities was $204,003,639.	10,000,000
1,781,000		Interest in $4,000,000,000 joint repurchase agreement 0.16%, dated 2/28/2013 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,017,778 on 3/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2042 and the market value of those underlying securities was $4,080,018,327.	1,781,000
10,000,000		Interest in $550,000,000 joint repurchase agreement 0.16%, dated 2/28/2013 under which CS First Boston Corp. will repurchase securities provided as collateral for $550,002,444 on 3/1/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 8/31/2019 and the market value of those underlying securities was $561,002,113.	10,000,000

Principal Amount			Value
		Repurchase Agreements—continued
$10,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.18%, dated 2/28/2013 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,005,000 on 3/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2041 and the market value of those underlying securities was $1,020,005,132.	$10,000,000
2,000,000	[2]	Interest in $911,000,000 joint repurchase agreement 0.12%, dated 1/25/2013 under which Goldman Sachs and Co. will repurchase securities provided as collateral for $911,097,173 on 3/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2021 and the market value of those underlying securities was $929,319,223.	2,000,000
2,000,000	[2]	Interest in $1,183,000,000 joint repurchase agreement 0.14%, dated 2/25/2013 under which Goldman Sachs and Co. will repurchase securities provided as collateral for $1,183,156,419 on 4/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $1,206,674,166.	2,000,000
1,000,000	[2]	Interest in $640,000,000 joint repurchase agreement 0.14%, dated 2/28/2013 under which Goldman Sachs and Co. will repurchase securities provided as collateral for $640,084,622 on 4/4/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 7/15/2022 and the market value of those underlying securities was $652,807,642.	1,000,000
1,000,000	[2]	Interest in $460,000,000 joint repurchase agreement 0.09%, dated 2/7/2013 under which Societe Generale, New York will repurchase securities provided as collateral for $460,032,200 on 3/7/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $469,225,892.	1,000,000
10,000,000		Interest in $250,000,000 joint repurchase agreement 0.18%, dated 2/28/2013 under which Societe Generale, New York will repurchase a security provided as collateral for $250,001,250 on 3/1/2013. The security provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, was a U.S. Treasury security maturing on 7/15/2021 and the market value of that underlying security was $255,001,353.	10,000,000
1,000,000		Interest in $500,000,000 joint repurchase agreement 0.14%, dated 2/22/2013 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $500,013,611 on 3/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2028 and the market value of those underlying securities was $510,013,914.	1,000,000
10,000,000		Interest in $500,000,000 joint repurchase agreement 0.16%, dated 2/28/2013 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $500,002,222 on 3/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 12/15/2015 and the market value of those underlying securities was $510,002,345.	10,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	101,781,000
		TOTAL INVESTMENTS—100.8% (AT AMORTIZED COST)[3]	118,016,513
		OTHER ASSETS AND LIABILITIES - NET—(0.8)%[4]	(922,092)
		TOTAL NET ASSETS—100%	$117,094,421
1	Discount rate at time of purchase.
2	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2013.

Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 28, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
3

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Cash Trust Series II

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 23, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 23, 2013